Note 35 - Derivatives - Fair Value Hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying amount of Financial instruments designated as fair value hedges [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	€ 17,305	€ 13,468
Bonds at amortized costs	1,949	361
Loans at amortized cost	0	0
Long-term debt	0	0
Deposits	0	0
Carrying amount of Financial instruments designated as fair value hedges [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Bonds at amortized costs	0	0
Loans at amortized cost	0	0
Long-term debt	73,946	71,769
Deposits	1,072	289
Accumulated amount of fair value hedge adjustments - Total [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	(1,284)	(1,277)
Bonds at amortized costs	21	(12)
Loans at amortized cost	0	(1)
Long-term debt	0	0
Deposits	0	0
Accumulated amount of fair value hedge adjustments - Total [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Bonds at amortized costs	0	0
Loans at amortized cost	0	0
Long-term debt	(3,816)	(3,936)
Deposits	(162)	(93)
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	1	49
Bonds at amortized costs	(1)	(23)
Loans at amortized cost	(1)	0
Long-term debt	0	0
Deposits	0	0
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Bonds at amortized costs	0	0
Loans at amortized cost	0	0
Long-term debt	(101)	(184)
Deposits	0	0
Fair Value changes used for hedge effectiveness [Member] | Hedged Items [Domain Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	(93)	486
Bonds at amortized costs	10	25
Loans at amortized cost	0	0
Long-term debt	(194)	(2,274)
Deposits	€ 79	€ (14)